LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Sublease Income	$ 4.1	$ 2.0	$ 0.0
Security deposit	$ 4.8	$ 4.2